                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES


Investment Company Act file number:                                     811-07358


Exact name of registrant as specified in charter:    Duff & Phelps Utility & Corporate Bond Trust Inc.


Address of principal executive offices:                                 55 East Monroe St
                                                                        Suite 3600
                                                                        Chicago, IL 60603


Name and address of agent for service:                                  Alan Meder, Chief Financial Officer
                                                                        55 East Monroe St.
                                                                        Suite  3600
                                                                        Chicago, IL 60603

Registrant's telephone number, including area code:                     312-541-5555

Date of fiscal year end:                                                12/31/04

Date of reporting period:                                               3/31/05


Item 1 - Schedule of Investments -


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               DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                                 MARCH 31, 2005

                                                                         RATINGS
                                                                  ---------------------
 PRINCIPAL                                                                     STANDARD
  AMOUNT                                                                         &            MARKET
   (000)                         DESCRIPTION                        MOODY'S     POOR'S         VALUE
----------------------------------------------------------------  -----------  --------  -----------------
             LONG-TERM INVESTMENTS - 133.2%
             U.S. GOVERNMENT AND AGENCY OBLIGATIONS (A) - 14.2%
             Federal National Mortgage Association,
$       780    8.00%,    10/01/30 ..............................      Aaa        AAA     $         839,814
      1,996    7.00%,    12/01/31 ..............................      Aaa        AAA             2,106,238
             Government National Mortgage Association
             Pass-Through Certificates,
         66    7.00%,    3/15/26 ...............................      Aaa        AAA                69,896
        280    7.50%,    5/15/26 ...............................      Aaa        AAA               300,793
        227    8.00%,    11/15/30 ..............................      Aaa        AAA               245,299
        141    8.00%,    2/15/31 ...............................      Aaa        AAA               151,910
             U.S. Treasury Bonds,
     40,000    10.375%,  11/15/12 ..............................      Aaa        AAA            46,353,160
                                                                                         -----------------
             TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
             (cost $50,453,106)                                                                 50,067,110
                                                                                         -----------------
             CORPORATE BONDS - 114.4%
             AUTO & TRUCK - 6.5%
     10,000  DaimlerChrysler NA Holdings,
               7.20%,    9/01/09 ...............................       A3        BBB            10,775,760
      7,250  Ford Motor Company,
               9.215%,   9/15/21 ...............................      Baa1       BBB-            7,628,095
      5,000  General Motors Corporation,
               8.10%,    6/15/24 ...............................      Baa3       BBB-            4,373,720
                                                                                         -----------------
                                                                                                22,777,575
                                                                                         -----------------
             BROADCASTING & PUBLISHING - 2.0%
      6,550  Continental Cablevision, Inc.,
               9.50%,    8/01/13 ...............................      Baa3       BBB             6,976,451
                                                                                         -----------------
             FINANCIAL - 28.8%
      7,000  Countrywide Capital I,
               8.00%,    12/15/26 ..............................      Baa1       BBB+            7,232,820
             John Deere Capital Corp.,
      5,000    3.125%,   12/15/05 ..............................       A3         A-             4,979,590
      5,000    5.125%,   10/19/06 ..............................       A3         A-             5,080,605
     13,000  Ford Motor Credit Company,
               7.60%,    8/01/05 ...............................       A3        BBB-           13,136,838
     10,000  Great Western Financial Trust II,
               8.206%,   2/01/27 ...............................      Baa1       BBB            10,932,280
     16,000  Household Finance Corp.,
               8.00%,    7/15/10 ...............................       A1         A             18,323,488
     10,000  KeyCorp Institution Capital B,
               8.25%,    12/15/26 ..............................       A3        BBB            10,805,910
             Merrill Lynch & Co.,
      5,000    6.50%,    7/15/18 ...............................      Aa3         A+             5,438,985
      5,000    6.875%,   11/15/18 ..............................      Aa3         A+             5,611,950
     10,000  NationsBank Capital Trust IV,
               8.25%,    4/15/27 ...............................      Aa3         A             11,102,250
      7,500  Verizon Global Funding Corp.,
               7.375%,   9/01/12 ...............................       A2         A+             8,520,652
                                                                                         -----------------
                                                                                               101,165,368
                                                                                         -----------------
             INDUSTRIAL - 25.5%
      5,000  Archer-Daniels-Midland Company,
               8.125%,   6/01/12 ...............................       A2         A+             5,994,990
      5,000  International Paper Co.,
               3.80%,    4/01/08 ...............................      Baa2       BBB             4,905,040

              DUFF & PHELPS UTILITY AND CORPORATE BOND TRUST INC.
                            PORTFOLIO OF INVESTMENTS
                                 MARCH 31, 2005

                                                                         RATINGS
                                                                  ---------------------
 PRINCIPAL                                                                     STANDARD
  AMOUNT                                                                         &            MARKET
   (000)                         DESCRIPTION                        MOODY'S     POOR'S         VALUE
----------------------------------------------------------------  -----------  --------  -----------------
             INDUSTRIAL (CONTINUED)
$     5,000  Occidental Petroleum Corporation,
               9.25%,    8/01/19 ...............................      Baa1       BBB+    $       6,708,530
      5,000  Sun Company, Inc.,
               9.00%,    11/01/24 ..............................      Baa2       BBB             6,543,355
             Tele-Communications, Inc.,
      5,275    10.125%,  4/15/22 ...............................      Baa3       BBB             7,536,466
      3,200    9.875%,   6/15/22 ...............................      Baa3        WR             4,516,090
      5,000  Time Warner Entertainment Company, L.P.,
               8.875%,   10/01/12 ..............................      Baa1       BBB+            6,054,860
      5,000  Time Warner Inc.,
               9.15%,    2/01/23 ...............................      Baa1       BBB+            6,589,305
     10,000  Trans-Canada Pipelines Limited,
               9.875%,   1/01/21 ...............................       A2         A-            14,510,930
     10,000  USX Corporation,
               9.125%,   1/15/13 ...............................      Baa1       BBB+           12,493,730
     12,500  Weyerhaeuser Co.,
               6.75%,    3/15/12 ...............................      Baa2       BBB            13,748,400
                                                                                         -----------------
                                                                                                89,601,696
                                                                                         -----------------
             RETAIL - 1.5%
      5,000  Wal-Mart Stores, Inc.,
               6.875%,   8/10/09 ...............................      Aa2         AA             5,452,160

             TELEPHONE - 15.7%
     10,000  Bell Canada Inc.,
               9.50%,    10/15/10 ..............................       A3         A             12,139,570
     10,000  British Telecom PLC,
               7.875%,   12/15/05 ..............................      Baa1        A-            10,285,450
     12,000  Deutsche Telekom International Finance,
               8.50%,    6/15/10 ...............................      Baa1        A-            13,815,684
      5,000  New York Telephone Co.,
               8.625%,   11/15/10 ..............................      Baa2        A+             5,770,935
     10,125  Sprint Corp.,
               9.25%,    4/15/22 ...............................      Baa3       BBB-           13,214,745
                                                                                         -----------------
                                                                                                55,226,384
                                                                                         -----------------
             UTILITIES - ELECTRIC - 34.4%
      2,750  Alabama Power Co.,
               7.125%,   10/01/07 ..............................       A2         A              2,938,337
     10,000  CalEnergy Company, Inc.,
               8.48%,    9/15/28 ...............................      Baa3       BBB-           13,112,850
     17,438  ComEd Financing II,
               8.50%,    1/15/27 ...............................      Baa2       BBB            19,110,548
     10,000  Dominion Resources, Inc.,
               8.125%,   6/15/10 ...............................      Baa1       BBB+           11,451,810
      5,000  DTE Energy Co.,
               6.45%,    6/01/06 ...............................      Baa2       BBB-            5,135,630
     10,000  Duke Energy Corporation,
               7.375%,   3/01/10 ...............................      Baa1       BBB            11,080,330
     10,000  Hydro-Quebec,
               7.50%,    4/01/16 ...............................       A1         A+            11,980,330
      8,485  Illinois Power Co.,
               7.50%,    6/15/09 ...............................      Baa1        A-             9,395,746
     10,088  KeySpan Gas East Corporation,
               7.875%,   2/01/10 ...............................       A2         A+            11,514,907




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
                                                                         RATINGS
                                                                  ---------------------
 PRINCIPAL                                                                     STANDARD
  AMOUNT                                                                         &            MARKET
   (000)                         DESCRIPTION                        MOODY'S     POOR'S         VALUE
----------------------------------------------------------------  -----------  --------  -----------------

             UTILITES - ELECTRIC (CONTINUED)
$     5,000  PSE&G Power LLC,
               7.75%,    4/15/11 ...............................      Baa1       BBB     $       5,702,045
      6,000  South Carolina Electric & Gas Co.,
               6.125%,   3/01/09 ...............................       A1         A-             6,312,228
      5,000  Wisconsin Energy Corp.,
               6.50%,    4/01/11 ...............................       A3        BBB+            5,397,145
      7,131  Xcel Energy, Inc.,
               7.00%,    12/01/10 ..............................      Baa1       BBB-            7,861,935
                                                                                         -----------------
                                                                                               120,993,841
                                                                                         -----------------
             TOTAL CORPORATE BONDS
             (cost $384,290,627) ...............................                               402,193,475
                                                                                         -----------------
             ASSET-BACKED SECURITIES - 4.6%
      5,000  California Infrastructure SCE 1997-1 A7
               6.420%,   12/26/09 ..............................      Aaa        AAA             5,227,890
      5,000  Detriot Edison Securitization Funding LLC 2001-1 A6
               6.620%,   3/01/16 ...............................      Aaa        AAA             5,574,268
      5,000  PSE&G Transition Funding 2001-1 A5
               6.450%,   3/15/13 ...............................      Aaa        AAA             5,408,414
                                                                                         -----------------
             TOTAL ASSET-BACKED
             (cost $17,012,500) ................................                                16,210,572
                                                                                         -----------------
             TOTAL LONG-TERM INVESTMENTS
             (cost $451,756,233) ...............................                               468,471,157
                                                                                         -----------------
             SHORT-TERM INVESTMENTS (a) - 2.0%
             U.S. Treasury Bills, (a)
      2,300    2.564%,   4/28/05 ...............................      Aaa        AAA             2,295,269
      2,300    2.652%,   5/26/05 ...............................      Aaa        AAA             2,290,816
      2,300    2.772%,   6/30/05 ...............................      Aaa        AAA             2,284,546
                                                                                         -----------------
             TOTAL SHORT-TERM INVESTMENTS
             (cost $6,870,313)                                                                   6,870,631
                                                                                         -----------------
             TOTAL INVESTMENTS - 135.2%
             (cost $458,626,546) ...............................                               475,341,788
             LIABILITIES, LESS CASH AND OTHER ASSETS - (35.2%)                                (123,748,223)
                                                                                         -----------------
             NET ASSETS - 100% .................................                         $     351,593,565
                                                                                         =================

(a) AAA ratings on U.S. government and agency obligations are assumed because they are not rated.

NOTES
Security Valuation: The Fund values its fixed-income securities by using market quotations, prices provided by market makers or estimates of market values obtained from yield data relating to instruments with similar characteristics in accordance with procedures established by the Board of Directors of the Fund (the "Board"). Any securities or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by and under the general supervision and responsibility of the Fund's Board.

Debt securities that mature in 60 days or less are valued at amortized cost unless this method does not represent fair value.

The United States federal income tax basis of the Fund's investments and the net unrealized appreciation as of March 31, 2005 was as follows:

       TAX BASIS OF                                                                                               NET UNREALIZED
        INVESTMENT                          APPRECIATION                    DEPRECIATION                           APPRECIATION
        ----------                          ------------                    ------------                           ------------
 $      472,967,527                          $15,227,090                    $ 12,852,829                            $2,374,261


Other information regarding the Fund is available in the Fund's most recent Report to Shareholders. This information is available on the Securities and Exchange Commission's website (www.SEC.gov)

Item 2 - Controls and Procedures

        (a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's disclosure controls are sufficient to ensure that information to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized and reported within the time period specified in the Security and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date the report.

        (b) There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Registrant's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.

Item 3 - Exhibits

        (a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 - Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Duff & Phelps Utility and Corporate Bond Trust


By:       /s/Nathan I. Partain
          ------------------------
          Nathan I. Partain
          Principal Executive Officer of
          Duff & Phelps Utility and Corporate Bond Trust, Inc.

Date: May 12, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:       /s/ Nathan I. Partain
          Nathan I. Partain
          Principal Executive Officer of
          Duff & Phelps Utility and Corporate Bond Trust, Inc.


Date:                 05/12/05
          ------------------------

By:       /s/ Alan M. Meder
          ------------------------
          Alan M. Meder,
          Principal Financial and Accounting Officer of
          Duff & Phelps Utility and Corporate Bond Trust, Inc.

Date:                 05/12/05
          ------------------------